Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in associates	At 30 June 2024, the carrying amount of HSBC’s interests in associates and joint ventures was $28,465m (31 December 2023: $27,344m).

Principal associates of HSBC
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,126	11,096	21,210	8,812
Saudi Awwal Bank	4,823	6,469	4,659	6,438
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Bank of Communications Co., Limited	1,257	1,317
Saudi Awwal Bank	317	272
Other associates and joint ventures	52	(6)
Share of profit in associates and joint ventures	1,626	1,583